Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 13.2%
Crown Point CLO III Ltd., Series 2015-3A Class A1AR (3 M ICE LIBOR + 0.910%), 144A 1.151%, 12/31/27@,•	$2,242	$2,242,100
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 3.474%, 01/20/33@,•	5,000	4,939,365
Fortress Credit BSL III Ltd., Series 2015-1A Class B1R (3 M ICE LIBOR + 1.730%, Floor 1.730%), 144A 1.953%, 04/18/31@,•	3,000	3,000,081
Highbridge Loan Management Ltd., Series 7A-2015 Class A2R (3 M ICE LIBOR + 0.900%), 144A 1.094%, 03/15/27@,•	2,000	2,000,074
Mountain View CLO LLC, Series 2017-2A Class A (3 M ICE LIBOR + 1.210%), 144A 1.433%, 01/16/31@,•	3,500	3,500,305
PHEAA Student Loan Trust, Series 2013-1A Class A (1 M ICE LIBOR + 0.500%), 144A 0.609%, 11/25/36@,•	2,925	2,872,611
SLM Student Loan Trust,
Series 2012-6 Class B (1 M ICE LIBOR + 1.000%), 1.109%, 04/27/43•	4,860	4,523,906
Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%), 0.699%, 03/25/55•	4,577	4,529,786
SMB Private Education Loan Trust,
Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A, 2.056%, 08/16/32@,•	5,000	5,099,871
Series 2014-A Class B, 144A, 4.000%, 09/15/42@	1,930	1,995,976
Series 2015-C Class B, 144A, 3.500%, 09/15/43@	5,000	5,198,443
Steele Creek CLO Ltd.,
Series 2016-1A Class BR (3 M ICE LIBOR + 1.650%, Floor 1.650%), 144A, 1.834%, 06/15/31@,•	3,250	3,183,391
Series 2018-2A Class A (3 M ICE LIBOR + 1.200%, Floor 1.200%), 144A, 1.389%, 08/18/31@,•	4,500	4,491,643
Toyota Auto Receivables Owner Trust, Series 2018-D Class A3, 3.180%, 03/15/23	1,235	1,250,822
Trinitas CLO III Ltd., Series 2015-3A Class BR (3 M ICE LIBOR + 1.400%), 144A 1.641%, 07/15/27@,•	4,000	3,993,760
	Par (000)	Value†

Trinitas CLO XII Ltd., Series 2020-12A Class C (3 M ICE LIBOR + 3.000%, Floor 3.000%), 144A 3.218%, 04/25/33@,•	$2,000	$1,974,782
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M ICE LIBOR + 4.300%, Floor 4.300%), 144A 4.544%, 01/25/34@,•	2,500	2,509,615
Venture 37 CLO Ltd., Series 2019-37A Class A1F, 144A 3.657%, 07/15/32@	5,000	5,032,770
TOTAL ASSET BACKED SECURITIES (Cost $61,910,127)		62,339,301

COMMERCIAL MORTGAGE BACKED SECURITIES — 18.3%
Benchmark Mortgage Trust, Series 2019-B9 Class A5 4.016%, 03/15/52	5,000	5,605,075
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	4,740	5,029,372
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019 Class X1, 1.586%, 03/25/22•	44,300	383,664
Series K043 Class A2, 3.062%, 12/25/24	3,000	3,236,376
Series K058 Class A2, 2.653%, 08/25/26	5,000	5,354,874
Series K094 Class A2, 2.903%, 06/25/29	2,000	2,159,953
Series K107 Class A1, 1.228%, 10/25/29	7,420	7,368,688
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	2,500	2,612,971
FREMF Mortgage Trust,
Series 2018-K731 Class B, 144A, 3.933%, 02/25/25@,•	6,610	7,168,634
Series 2019-K735 Class B, 144A, 4.018%, 05/25/26@,•	6,000	6,513,599
Series 2012-K17 Class B, 144A, 4.318%, 12/25/44@,•	4,000	4,095,209
Series 2012-K19 Class C, 144A, 4.018%, 05/25/45@,•	4,500	4,626,913
Series 2012-K23 Class C, 144A, 3.657%, 10/25/45@,•	5,000	5,174,517
Series 2013-K27 Class C, 144A, 3.496%, 01/25/46@,•	3,647	3,807,171
Series 2015-K48 Class B, 144A, 3.641%, 08/25/48@,•	5,000	5,357,710
Series 2016-K52 Class B, 144A, 3.925%, 01/25/49@,•	5,065	5,514,008
Series 2017-K729 Class C, 144A, 3.678%, 11/25/49@,•	2,460	2,569,365

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
Series 2018-K85 Class C, 144A, 4.322%, 12/25/50@,•	$3,500	$3,776,676
Series 2019-K102 Class B, 144A, 3.530%, 12/25/51@,•	5,000	5,274,186
Government National Mortgage Association, Series 2011-77 Class D 4.160%, 10/16/45•	292	300,142
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $82,898,359)		85,929,103
Number of Shares
PREFERRED STOCKS — 0.8%
Electric — 0.8%
Duke Energy Corp. (Cost $3,557,700)	134,000	3,596,560
	Par (000)
CORPORATE BONDS — 48.7%
Aerospace & Defense — 1.5%
General Dynamics Corp. 3.500%, 05/15/25	$3,000	3,278,741
The Boeing Co.
2.196%, 02/04/26	2,000	1,992,959
3.250%, 02/01/35	1,950	1,870,913
		7,142,613
Agriculture — 0.7%
Cargill, Inc., 144A 3.250%, 03/01/23@	3,000	3,163,899
Airlines — 4.1%
Air Canada Pass Through Trust, Series 2013-1 Class B, 144A 5.375%, 11/15/22@	2,672	2,683,570
Delta Air Lines Pass Through Trust,
Series 2007-1 Class A, 6.821%, 02/10/24	2,457	2,566,699
Series 2007-1 Class B, 8.021%, 02/10/24	2,441	2,547,378
Series 2015-1 Class B, 4.250%, 01/30/25	1,911	1,952,310
JetBlue Pass Through Trust, Series 2019-1 Class A 2.950%, 11/15/29	2,890	2,826,500
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	2,576	2,643,906
United Airlines Pass Through Trust,
Series 2014-1 Class B, 4.750%, 10/11/23	1,456	1,478,967
	Par (000)	Value†

Airlines — (continued)
Series 2016-1 Class AA, 3.100%, 01/07/30	$2,446	$2,499,550
		19,198,880
Apparel — 0.7%
VF Corp. 2.800%, 04/23/27	3,000	3,156,562
Auto Manufacturers — 0.9%
BMW US Capital LLC, 144A 3.450%, 04/12/23@	4,000	4,219,037
Banks — 3.8%
Allfirst Preferred Capital Trust (3 M ICE LIBOR + 1.500%) 1.741%, 07/15/29•	3,500	3,391,857
JPMorgan Chase & Co.
(3 M ICE LIBOR + 0.500%), 0.705%, 02/01/27•	3,200	3,066,087
(3 M ICE LIBOR + 3.470%), 3.682%µ,•	2,000	1,996,500
KeyCorp. Capital I (3 M ICE LIBOR + 0.740%) 0.942%, 07/01/28•	2,640	2,494,821
NTC Capital I (3 M ICE LIBOR + 0.520%) 0.761%, 01/15/27•	4,595	4,451,406
State Street Corp. (3 M ICE LIBOR + 0.560%) 0.758%, 05/15/28•	2,830	2,719,964
		18,120,635
Beverages — 0.7%
Constellation Brands, Inc. 3.150%, 08/01/29	3,000	3,140,283
Biotechnology — 1.7%
Amgen, Inc.
2.700%, 05/01/22	3,000	3,052,192
2.650%, 05/11/22	2,000	2,041,454
Gilead Sciences, Inc. 1.650%, 10/01/30	3,000	2,813,804
		7,907,450
Building Materials — 2.1%
Builders FirstSource, Inc., 144A 6.750%, 06/01/27@	2,500	2,681,250
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	3,287,939
Vulcan Materials Co. 4.500%, 04/01/25	3,565	3,986,122
		9,955,311
Commercial Services — 1.8%
IHS Markit Ltd., 144A 5.000%, 11/01/22@	2,500	2,633,375
The Georgetown University 4.315%, 04/01/49	2,485	2,943,559

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Commercial Services — (continued)
University of Southern California 3.028%, 10/01/39	$2,820	$2,986,429
		8,563,363
Computers — 1.3%
Apple, Inc. 3.850%, 08/04/46	2,493	2,790,591
Dell International LLC, 144A 5.450%, 06/15/23@	3,000	3,278,445
		6,069,036
Diversified Financial Services — 1.1%
Air Lease Corp. 3.750%, 02/01/22	2,000	2,041,393
OneMain Finance Corp. 8.250%, 10/01/23	3,000	3,375,000
		5,416,393
Electric — 3.5%
ComEd Financing III 6.350%, 03/15/33	3,355	3,884,382
Edison International 3.550%, 11/15/24	2,000	2,148,788
Louisville Gas and Electric Co. 4.250%, 04/01/49	3,000	3,405,493
Northern States Power Co. 3.600%, 09/15/47	4,000	4,252,075
Pacific Gas and Electric Co. 4.000%, 12/01/46	3,000	2,771,762
		16,462,500
Food — 3.5%
Kellogg Co. 2.650%, 12/01/23	2,501	2,627,188
Land O' Lakes, Inc., 144A 6.000%, 11/15/22@	3,500	3,728,256
Mars, Inc., 144A 1.625%, 07/16/32@	3,000	2,760,167
Smithfield Foods, Inc., 144A 3.350%, 02/01/22@	3,000	3,059,999
The Hershey Co. 1.700%, 06/01/30	2,000	1,909,267
The J.M. Smucker Co. 3.375%, 12/15/27	2,000	2,165,185
		16,250,062
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 144A 3.163%, 11/15/21@	2,500	2,531,350
Gas — 0.6%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,692,030
Healthcare Products — 0.7%
Boston Scientific Corp. 3.750%, 03/01/26	3,000	3,310,904
	Par (000)	Value†

Healthcare Services — 1.0%
Centene Corp.
3.375%, 02/15/30	$1,000	$1,009,370
2.500%, 03/01/31	2,000	1,905,000
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,967,438
		4,881,808
Household Products & Wares — 0.5%
Kimberly-Clark Corp. 3.100%, 03/26/30	2,000	2,148,138
Internet — 0.8%
Alibaba Group Holding Ltd.
3.400%, 12/06/27	1,000	1,072,216
2.125%, 02/09/31	3,000	2,857,412
		3,929,628
Investment Companies — 0.7%
Ares Capital Corp. 2.150%, 07/15/26	3,500	3,403,521
Media — 1.8%
Charter Communications Operating LLC 4.464%, 07/23/22	3,000	3,128,795
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,109,321
Comcast Corp. 3.950%, 10/15/25	4,000	4,461,867
		8,699,983
Mining — 0.2%
Newmont Corp. 3.625%, 06/09/21	1,000	1,000,349
Oil & Gas — 0.8%
BG Energy Capital PLC, 144A 4.000%, 10/15/21@	1,000	1,018,885
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,583,409
		3,602,294
Pharmaceuticals — 3.6%
AbbVie, Inc. 2.300%, 05/14/21	1,000	1,000,464
Becton Dickinson and Co. 3.700%, 06/06/27	1,956	2,154,250
Bristol-Myers Squibb Co. 3.400%, 07/26/29	3,000	3,275,594
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,320,072
Johnson & Johnson 3.625%, 03/03/37	3,000	3,382,275
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,241,923

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Pharmaceuticals — (continued)
Zoetis, Inc. 4.500%, 11/13/25	$3,000	$3,399,067
		16,773,645
Pipelines — 1.8%
Energy Transfer Partners LP 5.875%, 03/01/22	2,000	2,067,519
MPLX LP (3 M ICE LIBOR + 1.100%) 1.285%, 09/09/22•	3,000	3,001,555
Transcanada Trust (3 M ICE LIBOR + 4.640%) 5.875%, 08/15/76•	3,000	3,270,000
		8,339,074
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc. 2.000%, 05/18/32	2,000	1,857,677
American Tower Corp. 4.700%, 03/15/22	2,500	2,601,424
Kimco Realty Corp. 2.800%, 10/01/26	3,000	3,166,991
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,517,572
		9,143,664
Semiconductors — 0.5%
NXP BV, 144A 3.150%, 05/01/27@	2,000	2,124,176
Software — 1.6%
Microsoft Corp. 3.041%, 03/17/62	3,265	3,189,094
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,448,380
VMware, Inc. 2.950%, 08/21/22	3,000	3,093,662
		7,731,136
Telecommunications — 3.0%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	4,263,393
Sprint Corp. 7.875%, 09/15/23	3,000	3,427,500
Sprint Spectrum Co., LLC, 144A 3.360%, 03/20/23@	375	377,813
T-Mobile USA, Inc. 2.625%, 04/15/26	3,000	3,052,500
Verizon Communications, Inc. 2.100%, 03/22/28	3,000	3,015,566
		14,136,772
Transportation — 1.3%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	2,379	2,583,249
	Par (000)	Value†

Transportation — (continued)
Federal Express Corp. Pass Through Trust, Series 1999 7.650%, 07/15/24	$131	$139,455
Union Pacific Corp. 3.375%, 02/01/35	3,336	3,533,916
		6,256,620
TOTAL CORPORATE BONDS (Cost $224,507,996)		229,471,116

MUNICIPAL BONDS — 1.6%
University of Massachusetts Building Authority, Series 3 2.417%, 11/01/28	4,690	4,924,430
West Virginia University, Series A 4.000%, 10/01/47	2,125	2,417,652
TOTAL MUNICIPAL BONDS (Cost $6,973,299)		7,342,082

RESIDENTIAL MORTGAGE BACKED SECURITIES — 9.6%
Collateralized Mortgage Obligations — 3.9%
Chase Home Lending Mortgage Trust, Series 2019-1 Class A4, 144A 3.500%, 03/25/50@,•	826	830,430
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	6,309	6,265,306
Sequoia Mortgage Trust,
Series 2017-5 Class A1, 144A, 3.500%, 08/25/47@,•	1,838	1,874,635
Series 2017-CH2 Class A1, 144A, 4.000%, 12/25/47@,•	1,638	1,669,289
Visio Trust, Series 2020-1 Class A3, 144A 3.521%, 08/25/55@,•	4,545	4,657,908
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	2,836	2,897,108
		18,194,676
Fannie Mae Pool — 3.9%
2.000%, 11/01/40	5,827	5,900,306
3.500%, 11/01/44	1,842	1,920,787
3.000%, 03/01/50	7,540	7,928,198
3.000%, 04/01/50	2,365	2,425,699
		18,174,990
Freddie Mac REMICS — 1.8%
Series 4640 Class LG, 3.500%, 09/15/43	5,899	6,056,095
Series 4800 Class ED, 4.000%, 07/15/44	403	404,299

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Freddie Mac REMICS — (continued)
Series 4743 Class PA, 3.500%, 01/15/45	$1,404	$1,418,863
Series 4800 Class KB, 5.000%, 11/15/45	708	715,789
		8,595,046
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $45,374,763)		44,964,712

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds
1.125%, 08/15/40	1,500	1,215,938
2.750%, 08/15/42	1,800	1,926,844
2.875%, 05/15/43	2,150	2,346,439
3.625%, 08/15/43	1,350	1,653,012
U.S. Treasury Inflation Indexed Bonds
0.125%, 07/15/30	4,336	4,699,885
1.000%, 02/15/46	1,932	2,352,620
U.S. Treasury Notes
2.000%, 07/31/22(a)	600	615,070
1.125%, 02/28/25	500	509,199
0.500%, 05/31/27	4,650	4,441,840
1.625%, 08/15/29	2,950	2,958,412
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,720,577)		22,719,259
	Number of Shares
SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $961,314)	961,314	961,314
TOTAL INVESTMENTS — 97.2% (Cost $448,904,135)		$457,323,447
Other Assets & Liabilities — 2.8%		13,414,829
TOTAL NET ASSETS — 100.0%		$470,738,276

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $174,004,326, which represents 37.0% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
(a)	All or portion of securities segregated as collateral for futures contracts.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
PLC— Public Limited Company.
REMICS— Real Estate Mortgage Investment Conduits.
Country Weightings as of 03/31/2021††
United States	88%
Cayman Islands	8
United Kingdom	1
Canada	1
China	1
Netherlands	1
Total	100%
††	% of total investments as of March 31, 2021.

Futures contracts held by the Fund at March 31, 2021 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	06/30/2021	518	2,000	$111	$114,336,359	$—	$(27,652)
Long	U.S. Treasury 5 Year Note	06/30/2021	80	1,000	123	9,998,271	—	(126,395)
Long	U.S. Treasury 10 Year Note	06/21/2021	40	1,000	131	5,237,500	31,173	—
Long	U.S. Treasury Ultra Bond	06/21/2021	104	1,000	181	18,846,750	—	(706,862)
							$31,173	$(860,909)